Consolidated Statement of (Loss)/Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 254,154	$ 222,608	$ 215,023
Cost of sales	(179,323)	(183,283)	(143,722)
Gross profit	74,831	39,325	71,301
Administrative expenses	(17,589)	(14,569)	(13,522)
Other operating income	1,075	1,465	5,121
Other operating expenses	(5,272)	(4,759)	(5,002)
Allowance for expected credit losses on financial assets	(320)	(391)	(541)
Operating profit	52,725	21,071	57,357
Finance income	598	4,627	8,647
Finance costs	(62,065)	(65,236)	(48,928)
Foreign exchange differences, net and other financial results	2,658	2,637	574
Loss on debt extinguishment	0	0	(4,157)
Loss from mark to market and disposal of financial asset	0	(24,149)	0
(Loss)/profit before tax	(6,084)	(61,050)	13,493
Income tax benefit/(expense)	1,642	(5,329)	(1,824)
(Loss)/profit for the year	$ (4,442)	$ (66,379)	$ 11,669